Schedule of Property and Equipment (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	Feb. 28, 2026	May 31, 2025	May 31, 2024
Property, Plant, and Equipment [Line Items]
Total cost of property and equipment	$ 37,879	$ 13,600	$ 12,024
Accumulated depreciation	(5,374)	(2,678)	(746)
Property and equipment, net	32,505	10,922	11,278
Networking Equipment Electrical Equipment And Software [Member]
Property, Plant, and Equipment [Line Items]
Total cost of property and equipment	$ 672	$ 672	333
Networking Equipment Electrical Equipment And Software [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	3 years	3 years
Networking Equipment Electrical Equipment And Software [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total cost of property and equipment	$ 697	$ 697	607
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	3 years	3 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	7 years	7 years
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Total cost of property and equipment	$ 3,361	$ 3,331	3,293
Other Equipment And Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total cost of property and equipment	$ 33,149	$ 8,900	$ 7,791
Other Equipment And Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years	5 years
Other Equipment And Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	7 years	7 years